Derivative Financial Instruments and Fair Value Measurements (Details)	1 Months Ended	9 Months Ended
	Dec. 31, 2018 MWh	Sep. 30, 2022 USD ($) $ / shares	Aug. 31, 2022 USD ($)	Aug. 16, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Nov. 30, 2019 ؋ / MWh
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Notional amount (in Dollars)		$ 61,926,000
Fixed interest rate
Long-term debt (in Dollars)		$ 82,896,000			134,083,000
Warrants at a conversion price (in Dollars per share) | $ / shares		$ 0.1
Private warrants		20 days
Weighted average closing price (in Dollars per share) | $ / shares		$ 9.68
Minimum [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Warrant if the share price exceeds (in Dollars per share) | $ / shares		10
Maximum [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Warrant if the share price exceeds (in Dollars per share) | $ / shares		$ 18
Interest Rate Swap [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
The average annual fixed rate		2.50%				2.38%
Notional amount (in Dollars)			$ 61,926,000
Fixed interest rate			2.47%
Collateral balances (in Dollars)		$ 0			$ 0
Interest Rate Swaption [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Notional amount (in Dollars)				$ 13,074,000
Fixed interest rate				2.32%
Commodity Contract [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
MWh per year (in Megawatt-hours) | MWh	34,554
Commodity Contract [Member] | Minimum [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Contract prices (in Afghanis per Megawatt-hour) | ؋ / MWh							35.75
Commodity Contract [Member] | Maximum [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Contract prices (in Afghanis per Megawatt-hour) | ؋ / MWh							51.25
Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Measurement Input, Discount Rate [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Discount rates ranging		575
Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Measurement Input, Discount Rate [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Discount rates ranging		0.085
Sponsor Earnout Shares [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Post-close period		5 years
Sponsor Earnout Shares [Member] | Measurement Input, Share Price [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		8.28
Sponsor Earnout Shares [Member] | Measurement Input, Price Volatility [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		0.65
Sponsor Earnout Shares [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		0.041
Sponsor Earnout Shares [Member] | Measurement Input, Expected Term [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		4.8
Sponsor Earnout Shares [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		0
Opal Earnout Shares [Member] | Measurement Input, Share Price [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		8.28
Opal Earnout Shares [Member] | Measurement Input, Price Volatility [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		0.60
Opal Earnout Shares [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		0.042
Opal Earnout Shares [Member] | Measurement Input, Expected Term [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		2.2
Opal Earnout Shares [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		0
Opal Earnout Shares [Member] | Measurement Input, Cost Of Capital [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		0.16
Put Option [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Post-close period		6 months
Put Option [Member] | Measurement Input, Share Price [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		8.28
Put Option [Member] | Measurement Input, Price Volatility [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		0.80
Put Option [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		0.035
Put Option [Member] | Measurement Input, Expected Term [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		0.3
Put Option [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Closing stock price		0
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Measurement Input, Discount Rate [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Payable based on discount rates ranging		0.07
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Measurement Input, Discount Rate [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Payable based on discount rates ranging		0.075
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) [Line Items]
Interest rate			2